Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Government Trust
Entity Central Index Key	0000357159
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000024571
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Class R Shares
Trading Symbol	FIGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$133	1.32%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-5 Year US Treasury Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing in a portfolio of short-to-intermediate term obligations of the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Yield curve positioning added to Fund performance relative to the Index. The Fund was positioned for a steeper yield curve with shorter maturity notes outperforming longer-maturity bonds. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for this steepening position.

  Sector allocation contributed to relative Fund performance. The Fund had positions outside of the Index in agency mortgage-backed securities.

Top Detractors from Performance

  Duration management detracted from relative Fund performance. The Fund was positioned long or neutral for most of the reporting period. Higher interest rates in the last half of the reporting period caused Fund underperformance.

  Security selection detracted from relative Fund performance. Treasury futures and options used to hedge and manage duration underperformed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-5 Year US Treasury Index
1/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,913	$9,984	$10,157
1/31/2017	$9,823	$10,129	$10,143
1/31/2018	$9,674	$10,347	$10,118
1/31/2019	$9,824	$10,580	$10,409
1/31/2020	$10,290	$11,600	$11,058
1/31/2021	$10,647	$12,148	$11,550
1/31/2022	$10,210	$11,787	$11,194
1/31/2023	$9,519	$10,802	$10,619
1/31/2024	$9,680	$11,028	$10,939
1/31/2025	$9,803	$11,256	$11,230

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	1.27%	(0.97%)	(0.20%)
Bloomberg US Aggregate Bond IndexFootnote Reference*	2.07%	(0.60%)	1.19%
ICE BofA 3-5 Year US Treasury Index	2.66%	0.31%	1.17%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 95,120,596
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 224,169
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$95,120,596 Number of Investments41 Portfolio Turnover81% Total Advisory Fees Paid$224,169
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.0%
Collaterized Mortgage Obligations	16.7%
Mortgage-Backed Securities	17.4%
U.S. Treasury Securities	63.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 5 Years	21.0%
2-5 Years	67.0%
Less than 2 Years	9.5%

Material Fund Change [Text Block]
C000024572
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Institutional Shares
Trading Symbol	FIGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-5 Year US Treasury Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing in a portfolio of short-to-intermediate term obligations of the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Yield curve positioning added to Fund performance relative to the Index. The Fund was positioned for a steeper yield curve with shorter maturity notes outperforming longer-maturity bonds. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for this steepening position.

  Sector allocation contributed to relative Fund performance. The Fund had positions outside of the Index in agency mortgage-backed securities.

Top Detractors from Performance

  Duration management detracted from relative Fund performance. The Fund was positioned long or neutral for most of the reporting period. Higher interest rates in the last half of the reporting period caused Fund underperformance.

  Security selection detracted from relative Fund performance. Treasury futures and options used to hedge and manage duration underperformed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-5 Year US Treasury Index
1/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,988	$9,984	$10,157
1/31/2017	$9,968	$10,129	$10,143
1/31/2018	$9,888	$10,347	$10,118
1/31/2019	$10,104	$10,580	$10,409
1/31/2020	$10,662	$11,600	$11,058
1/31/2021	$11,122	$12,148	$11,550
1/31/2022	$10,733	$11,787	$11,194
1/31/2023	$10,081	$10,802	$10,619
1/31/2024	$10,325	$11,028	$10,939
1/31/2025	$10,540	$11,256	$11,230

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	2.09%	(0.23%)	0.53%
Bloomberg US Aggregate Bond IndexFootnote Reference*	2.07%	(0.60%)	1.19%
ICE BofA 3-5 Year US Treasury Index	2.66%	0.31%	1.17%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 95,120,596
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 224,169
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$95,120,596 Number of Investments41 Portfolio Turnover81% Total Advisory Fees Paid$224,169
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.0%
Collaterized Mortgage Obligations	16.7%
Mortgage-Backed Securities	17.4%
U.S. Treasury Securities	63.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 5 Years	21.0%
2-5 Years	67.0%
Less than 2 Years	9.5%

Material Fund Change [Text Block]
C000024573
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Service Shares
Trading Symbol	FIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-5 Year US Treasury Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing in a portfolio of short-to-intermediate term obligations of the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Yield curve positioning added to Fund performance relative to the Index. The Fund was positioned for a steeper yield curve with shorter maturity notes outperforming longer-maturity bonds. Selling long-maturity Treasury futures and buying short-term Treasury futures were used for this steepening position.

  Sector allocation contributed to relative Fund performance. The Fund had positions outside of the Index in agency mortgage-backed securities.

Top Detractors from Performance

  Duration management detracted from relative Fund performance. The Fund was positioned long or neutral for most of the reporting period. Higher interest rates in the last half of the reporting period caused Fund underperformance.

  Security selection detracted from relative Fund performance. Treasury futures and options used to hedge and manage duration underperformed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-5 Year US Treasury Index
1/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,965	$9,984	$10,157
1/31/2017	$9,923	$10,129	$10,143
1/31/2018	$9,811	$10,347	$10,118
1/31/2019	$10,012	$10,580	$10,409
1/31/2020	$10,540	$11,600	$11,058
1/31/2021	$10,970	$12,148	$11,550
1/31/2022	$10,562	$11,787	$11,194
1/31/2023	$9,897	$10,802	$10,619
1/31/2024	$10,114	$11,028	$10,939
1/31/2025	$10,290	$11,256	$11,230

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	1.75%	(0.48%)	0.29%
Bloomberg US Aggregate Bond IndexFootnote Reference*	2.07%	(0.60%)	1.19%
ICE BofA 3-5 Year US Treasury Index	2.66%	0.31%	1.17%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 95,120,596
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 224,169
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$95,120,596 Number of Investments41 Portfolio Turnover81% Total Advisory Fees Paid$224,169
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.0%
Collaterized Mortgage Obligations	16.7%
Mortgage-Backed Securities	17.4%
U.S. Treasury Securities	63.4%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 5 Years	21.0%
2-5 Years	67.0%
Less than 2 Years	9.5%

Material Fund Change [Text Block]